                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                           811-8246

Exact name of registrant as specified in charter:             Delaware Investments Global Dividend and Income
                                                              Fund, Inc.

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      November 30

Date of reporting period:                                     May 31, 2005

Item 1. Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

CLOSED END



SEMIANNUAL REPORT MAY 31, 2005
--------------------------------------------------------------------------------
                              DELAWARE INVESTMENTS
                              GLOBAL DIVIDEND AND INCOME FUND, INC.





[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

--------------------------------------------------------------------------------
SECTOR ALLOCATION                                                 1
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS:
  Statement of Net Assets                                         3
  Statement of Operations                                        10
  Statements of Changes in Net Assets                            11
  Statement of Cash Flows                                        12
  Financial Highlights                                           13
  Notes to Financial Statements                                  14
--------------------------------------------------------------------------------
OTHER FUND INFORMATION                                           18
--------------------------------------------------------------------------------





Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

SECTOR ALLOCATION                                             As of May 31, 2005
  DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                   80.79%
--------------------------------------------------------------------------------
Consumer Discretionary                                          5.21%
Consumer Staples                                                4.84%
Energy                                                          6.77%
Financials                                                     15.76%
Health Care                                                     8.30%
Healthcare REITs                                                0.12%
Industrials                                                     4.40%
Industrial REITs                                                0.93%
Information Technology                                          2.99%
Lodging                                                         1.63%
Mall REITs                                                      4.29%
Manufactured Housing REITs                                      0.20%
Materials                                                       3.70%
Mortgage REITs                                                  4.98%
Multifamily REITs                                               0.30%
Office/Industrial REITs                                         2.11%
Office REITs                                                    1.92%
Retail Strip Centers REITs                                      0.90%
Telecommunication Services                                      5.80%
Utilities                                                       5.64%
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK                                     0.89%
--------------------------------------------------------------------------------
Environmental Services                                          0.23%
Financial                                                       0.18%
Telecommunications                                              0.48%
--------------------------------------------------------------------------------
PREFERRED STOCK                                                 3.36%
--------------------------------------------------------------------------------
Leisure, Lodging & Entertainment                                0.52%
Lodging REITs                                                   1.14%
Office REITs                                                    0.72%
Retail Strip Centers REITs                                      0.38%
Utilities                                                       0.60%
--------------------------------------------------------------------------------

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.12%
--------------------------------------------------------------------------------
CONVERTIBLE BONDS                                               2.08%
--------------------------------------------------------------------------------
Capital Goods - Manufacturing                                   0.16%
Consumer Cyclical                                               1.04%
Technology                                                      0.50%
Transportation                                                  0.05%
Utilities                                                       0.33%
--------------------------------------------------------------------------------
CORPORATE BONDS                                                21.10%
--------------------------------------------------------------------------------
Capital Goods - Manufacturing                                   1.41%
Chemicals                                                       0.59%
Consumer Cyclical                                               1.20%
Consumer Non-Cyclical                                           1.09%
Energy                                                          1.27%
Finance                                                         4.85%
Forest/Paper Products                                           1.62%
Gaming                                                          0.95%
Health Care                                                     0.57%
Media                                                           1.80%
Metals/Mining                                                   0.10%
Retail                                                          0.06%
Technology                                                      0.32%
Telecommunications                                              1.47%
Textile & Apparel                                               0.14%
Transportation                                                  2.49%
Utilities                                                       1.17%
--------------------------------------------------------------------------------
REGIONAL AGENCY                                                 1.96%
--------------------------------------------------------------------------------
Australia                                                       0.78%
Canada                                                          1.18%
--------------------------------------------------------------------------------
SOVEREIGN AGENCY                                                3.39%
--------------------------------------------------------------------------------
Canada                                                          0.55%
Japan                                                           2.84%
--------------------------------------------------------------------------------

SECTOR ALLOCATION (CONTINUED)                                 As of May 31, 2005
  DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
--------------------------------------------------------------------------------
SOVEREIGN DEBT                                                 12.91%
--------------------------------------------------------------------------------
Austria                                                         0.96%
Belgium                                                         0.70%
France                                                          0.97%
Germany                                                         2.96%
Italy                                                           0.67%
Netherlands                                                     0.68%
Norway                                                          0.26%
Poland                                                          2.08%
Sweden                                                          1.58%
United Kingdom                                                  2.05%
--------------------------------------------------------------------------------
SUPRANATIONAL                                                   1.31%
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       3.51%
--------------------------------------------------------------------------------
CALL OPTIONS                                                    0.04%
--------------------------------------------------------------------------------
WARRANTS                                                        0.00%
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  13.72%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              145.18%
--------------------------------------------------------------------------------
OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL           (13.72%)
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.09%
--------------------------------------------------------------------------------
BORROWING UNDER LINE OF CREDIT                                (31.55%)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------------

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS*      May 31, 2005 (Unaudited)


                                                        Number of     Market
                                                          Shares   Value (U.S.$)

COMMON STOCK - 80.79%
Consumer Discretionary - 5.21%
  Boots Group                                              44,819  $  494,697
  Coles Myer                                               91,055     627,010
  Gap                                                      31,017     651,357
  GKN                                                      75,215     345,062
  GUS                                                      28,285     435,539
  Limited Brands                                           32,800     674,696
  Mattel                                                   39,500     718,110
  Mitchells & Butlers                                      29,029     170,755
*+XM Satellite Radio Holdings Class A                         400      12,844
                                                                  -----------
                                                                    4,130,070
                                                                  -----------
Consumer Staples - 4.84%
  Archer-Daniels-Midland                                   35,000     694,750
  ConAgra Foods                                            29,500     771,425
  Foster's Group                                          191,687     781,560
  Kimberly-Clark                                           12,500     804,124
  Safeway                                                  35,400     779,154
                                                                  -----------
                                                                    3,831,013
                                                                  -----------
Energy - 6.77%
  BG Group                                                 66,367     502,526
  BP                                                       51,154     512,573
  Chevron                                                  14,000     752,920
  ConocoPhillips                                            7,300     787,232
  Exxon Mobil                                              13,500     758,700
*+Petroleum Geo-Services ADR                                  397      26,897
  Royal Dutch Petroleum                                    13,709     797,997
  Sasol                                                    18,841     466,383
 *Total                                                     3,440     759,902
                                                                  -----------
                                                                    5,365,130
                                                                  -----------
Financials - 15.76%
  Allstate                                                 14,900     867,180
  Aon                                                      34,100     850,113
  Aviva                                                    62,582     699,856
  Banca Intesa                                            122,698     573,416
  Banco Santander Central Hispanoamericano                 39,771     453,713
  Chubb                                                    10,200     859,146
 *Fortis                                                   18,386     499,598
  Hartford Financial Services                              11,500     860,085
  HBOS                                                     54,179     788,487
  Huntington Bancshares                                    33,000     769,560
 *ING Groep                                                27,494     760,622
  Lloyds TSB Group                                         87,256     718,958
  Morgan Stanley                                           13,900     680,544
  National Australia Bank                                  27,457     652,003
  Oversea-Chinese Banking                                  41,000     341,913
 *Societe Generale Class A                                  5,086     499,788
  Wachovia                                                 15,700     796,775
  Washington Mutual                                        19,700     813,610
                                                                  -----------
                                                                   12,485,367
                                                                  -----------
Health Care - 8.30%
  Abbott Laboratories                                      17,000     820,080
  Baxter International                                     21,100     778,590
  Bristol-Myers Squibb                                     33,400     847,024
  Eisai                                                     7,900     267,883
  GlaxoSmithKline                                          34,722     858,606
  Merck                                                    25,500     827,220
  Pfizer                                                   31,100     867,691
  Takeda Pharmaceutical                                    10,100     486,736
  Wyeth                                                    19,000     824,030
                                                                  -----------
                                                                    6,577,860
                                                                  -----------

                                                        Number of     Market
                                                          Shares   Value (U.S.$)
COMMON STOCK (continued)
Health Care REITs - 0.12%
 #Medical Properties Trust 144A                             9,400 $    94,470
                                                                  -----------
                                                                       94,470
                                                                  -----------
Industrials - 4.40%
  Boeing                                                   14,000     894,600
  Brambles Industries                                      71,495     390,347
 *Compagnie de Saint-Gobain                                12,800     736,736
*+Foster Wheeler                                            1,828      27,059
  Union Pacific                                            12,400     830,304
  Wesfarmers                                                1,686      46,745
  West Japan Railway                                           63     215,370
  Wharf Holdings Limited                                  106,000     346,732
                                                                  -----------
                                                                    3,487,893
                                                                  -----------
Industrial REITs - 0.93%
  AMB Property                                             18,300     737,673
                                                                  -----------
                                                                      737,673
                                                                  -----------
Information Technology - 2.99%
  Hewlett-Packard                                          37,200     837,372
  International Business Machines                          10,500     793,275
 +Xerox                                                    54,200     735,494
                                                                  -----------
                                                                    2,366,141
                                                                  -----------
Lodging - 1.63%
  InterContinental Hotels Group ADR                        36,718     425,962
 +Jameson Inns                                            400,000     864,000
                                                                  -----------
                                                                    1,289,962
                                                                  -----------
Mall REITs - 4.29%
  General Growth Properties                                73,110   2,846,172
 *Simon Property Group                                      8,000     549,760
                                                                  -----------
                                                                    3,395,932
                                                                  -----------
Manufactured Housing REITs - 0.20%
 *Sun Communities                                           4,400     158,400
                                                                  -----------
                                                                      158,400
                                                                  -----------
Materials - 3.70%
  Amcor                                                    78,646     402,608
  Bayer                                                    22,875     768,525
  BOC Group                                                10,290     188,081
*+Lanxess                                                   2,288      48,533
  Rio Tinto                                                18,880     560,169
  UPM-Kymmene                                              13,900     268,394
  Weyerhaeuser                                             10,900     699,234
                                                                  -----------
                                                                    2,935,544
                                                                  -----------
Mortgage REITs - 4.98%
 *American Home Mortgage Investment                        28,000     911,680
  Fieldstone Investment                                    21,200     283,232
 *Friedman Billings Ramsey Group Class A                   25,940     338,517
+#KKR Financial 144A                                       49,200     504,300
 *MortgageIT Holdings                                      52,100     883,095
+#Peoples Choice 144A                                      47,300     473,000
  Saxon Capital                                            32,400     548,532
                                                                  -----------
                                                                    3,942,356
                                                                  -----------
Multifamily REITs - 0.30%
 *Education Realty Trust                                   13,700     235,229
                                                                  -----------
                                                                      235,229
                                                                  -----------

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)


                                                        Number of     Market
                                                          Shares   Value (U.S.$)
COMMON STOCK (continued)
Office/Industrial REITs - 2.11%
 *Duke Realty                                              26,000  $   802,620
  Liberty Property Trust                                   21,042      868,824
                                                                   -----------
                                                                     1,671,444
                                                                   -----------
Office REITs - 1.92%
 *Prentiss Properties Trust                                21,308      735,126
 *Reckson Associates Realty                                25,000      789,750
                                                                   -----------
                                                                     1,524,876
                                                                   -----------
Retail Strip Centers REITs - 0.90%
  Ramco-Gershenson Properties Trust                        25,600      710,400
                                                                   -----------
                                                                       710,400
                                                                   -----------
Telecommunication Services - 5.80%
*+Fairpoint Communications                                 49,000      762,930
  SBC Communications                                       34,500      806,610
 *Telecom Corporation of New Zealand                      189,000      792,620
 *Telefonica                                               45,877      768,401
  Telstra                                                 172,136      652,456
  Verizon Communications                                   22,900      810,201
                                                                   -----------
                                                                     4,593,218
                                                                   -----------
Utilities - 5.64%
 *Electrabel                                                1,376      605,720
  Energy East                                              28,900      809,200
  FPL Group                                                20,100      817,065
  Hong Kong Electric                                      103,000      455,404
  Iberdrola                                                29,226      746,315
  RWE                                                      16,967    1,037,757
                                                                   -----------
                                                                     4,471,461
                                                                   -----------

TOTAL COMMON STOCK (cost $49,955,237)                               64,004,439
                                                                   -----------
CONVERTIBLE PREFERRED STOCK - 0.89%
Environmental Services - 0.23%
  Allied Waste Industries 6.25%                             4,000      181,240
                                                                   -----------
                                                                       181,240
                                                                   -----------
Financial - 0.18%
 *Chubb 7.00%                                               4,000      124,120
  Lehman Brothers Holdings 6.25%                              750       19,875
                                                                   -----------
                                                                       143,995
                                                                   -----------
Telecommunications - 0.48%
  Lucent Technologies Capital Trust I 7.75%                   400      377,600
                                                                   -----------
                                                                       377,600
                                                                   -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (cost $844,750)                                                      702,835
                                                                   -----------
PREFERRED STOCK - 3.36%
Leisure, Lodging & Entertainment - 0.52%
  WestCoast Hospitality Capital Trust 9.50%                15,700      414,794
                                                                   -----------
                                                                       414,794
                                                                   -----------
Lodging REITs - 1.14%
  Equity Inns Series B 8.75%                               10,000      265,000
  LaSalle Hotel Properties 10.25%                          23,500      637,908
                                                                   -----------
                                                                       902,908
                                                                   -----------
Office REITs - 0.72%
 *SL Green Realty 7.625%                                   22,000      567,875
                                                                   -----------
                                                                       567,875
                                                                   -----------

                                                        Number of     Market
                                                          Shares   Value (U.S.$)
PREFERRED STOCK (continued)
Retail Strip Centers REITs - 0.38%
  Ramco-Gershenson Properties 9.50%                       11,500   $   305,095
                                                                   -----------
                                                                       305,095
                                                                   -----------
Utilities - 0.60%
  Public Service Enterprise Group 10.25%                   6,800       473,620
                                                                   -----------
                                                                       473,620
                                                                   -----------

TOTAL PREFERRED STOCK (cost $2,415,584)                              2,664,292
                                                                   -----------
                                                       Principal
                                                     Amount(degree)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.12%
 #Meristar Commercial Mortgage Trust
    Series 1999-C1 C 144A 8.29% 3/3/16         USD        85,000        93,389
                                                                   -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES (cost $94,768)                                             93,389
                                                                   -----------
CONVERTIBLE BONDS- 2.08%
Capital Goods - Manufacturing - 0.16%
 #Tyco International Group
    144A 2.75% 1/15/18                         USD       100,000       128,750
                                                                   -----------
                                                                       128,750
                                                                   -----------
Consumer Cyclical - 1.04%
  Meristar Hospitality 9.50% 4/1/10            USD       300,000       380,624
 #Playboy Enterprises
    144A 3.00% 3/15/25                         USD       160,000       146,400
 #Regal Entertainment Group
    144A 3.75% 5/15/08                         USD       130,000       173,225
 #Saks 144A 2.00% 3/15/24                      USD       125,000       127,344
                                                                   -----------
                                                                       827,593
                                                                   -----------
Technology - 0.50%
 #Mercury Interactive
    144A 4.75% 7/1/07                          USD       275,000       268,469
 #Sybase Convertible
    144A 1.75% 2/22/25                         USD       125,000       125,469
                                                                   -----------
                                                                       393,938
                                                                   -----------
Transportation - 0.05%
 #ExpressJet Holdings
    144A 4.25% 8/1/23                          USD        50,000        37,000
                                                                   -----------
                                                                        37,000
                                                                   -----------
Utilities - 0.33%
*#CenterPoint Energy
    144A 3.75% 5/15/23                         USD       200,000       228,250
*++Mirant 2.50% 6/15/21                        USD        40,000        30,800
                                                                   -----------
                                                                       259,050
                                                                   -----------

TOTAL CONVERTIBLE BONDS (cost $1,496,313)                            1,646,331
                                                                   -----------
CORPORATE BONDS- 21.10%
Capital Goods - Manufacturing - 1.41%
  Allied Waste North America
    9.25% 9/1/12                               USD       117,000       126,360
  Anchor Glass 11.00% 2/15/13                  USD        85,000        68,850
 *Armor Holdings 8.25% 8/15/13                 USD       100,000       107,738
  Casella Waste Systems 9.75% 2/1/13           USD        80,000        86,000
 *Cenveo 9.625% 3/15/12                        USD        40,000        43,100
  Foster Wheeler 10.359% 9/15/11               USD        45,000        46,463
  Geo Subordinate 11.00% 5/15/12               USD        95,000        95,950

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                    Principal        Market
                                                  Amount(degree)   Value (U.S.$)

CORPORATE BONDS (continued)
Capital Goods - Manufacturing (continued)
*#Graham Packaging
    144A 9.875% 10/15/14                   USD        100,000      $    99,750
 #IMCO Recycling 144A 9.00% 11/15/14       USD         60,000           63,000
  Interline Brands 11.50% 5/15/11          USD        120,000          132,599
 ?Mueller Holdings 14.75% 4/15/14          USD        110,000           80,025
*#Park-Ohio Industries
    144A 8.375% 11/15/14                   USD         45,000           37,350
  Radnor Holdings
   o9.891% 4/15/09                         USD         50,000           50,250
    11.00% 3/15/10                         USD         35,000           25,813
  Trimas 9.875% 6/15/12                                70,000           57,050
                                                                   -----------
                                                                     1,120,298
                                                                   -----------
Chemicals - 0.59%
*#Huntsman International
    144A 7.375% 1/1/15                     USD         85,000           84,788
  Lyondell Chemical 9.875% 5/1/07          USD         55,000           56,650
 *Nalco 8.875% 11/15/13                    USD         55,000           57,750
  Rhodia
   *8.875% 6/1/11                          USD         50,000           48,250
    10.25% 6/1/10                          USD         50,000           53,500
++Solutia 6.72% 10/15/37                   USD        150,000          115,500
  Witco 6.875% 2/1/26                      USD         50,000           48,250
                                                                   -----------
                                                                       464,688
                                                                   -----------
Consumer Cyclical - 1.20%
 #Accuride 144A 8.50% 2/1/15               USD         95,000           87,875
 *Advanced Accessory Systems
    10.75% 6/15/11                         USD         50,000           37,750
++Avado Brands 9.75% 6/1/06                USD         45,000            6,525
*#Carrols 144A 9.00% 1/15/13               USD         80,000           81,600
 #Dana 144A 5.85% 1/15/15                  USD         20,000           17,100
  Denny's 10.00% 10/1/12                   USD         90,000           91,125
 #Gaylord Entertainment
    144A 6.75% 11/15/14                    USD         65,000           62,725
  Interface 10.375% 2/1/10                 USD         75,000           80,625
 #Landry's Restaurant
    144A 7.50% 12/15/14                    USD        125,000          116,875
 #Lone Star Industries
    144A 8.85% 6/15/05                     USD         60,000           60,000
  Nortek 8.50% 9/1/14                      USD         30,000           27,000
  O'Charleys 9.00% 11/1/13                 USD         95,000          100,700
  Royal Caribbean Cruises
    7.25% 3/15/18                          USD         85,000           88,825
 ?Town Sports International
    11.00% 2/1/14                          USD         55,000           31,900
 #Uno Restaurant 144A 10.00% 2/15/11       USD         65,000           64,025
++Venture Holdings 12.00% 6/1/09           USD         95,000              119
                                                                   -----------
                                                                       954,769
                                                                   -----------
Consumer Non-Cyclical - 1.09%
 #Commonwealth Brands
    144A 10.625% 9/1/08                    USD         95,000           99,988
  Corrections Corporation of America
    7.50% 5/1/11                           USD         95,000           97,969
  Cott Beverages 8.00% 12/15/11            USD        100,000          106,500
  Great Atlantic & Pacific Tea
    7.75% 4/15/07                          USD         60,000           61,650
 #Knowledge Learning
    144A 7.75% 2/1/15                      USD         65,000           61,425
 #Le-Natures 144A 10.00% 6/15/13           USD        115,000          119,024
 *National Beef Packing 10.50% 8/1/11      USD         70,000           67,550

                                                    Principal        Market
                                                  Amount(degree)   Value (U.S.$)

  Pilgrim's Pride 9.625% 9/15/11           USD         85,000       $   93,500
 *Pinnacle Foods 8.25% 12/1/13             USD         40,000           34,400
 #Rite Aid 144A 7.50% 1/15/15              USD         50,000           46,250
  True Temper Sports 8.375% 9/15/11        USD         80,000           72,800
                                                                    ----------
                                                                       861,056
                                                                    ----------
Energy - 1.27%

  Bluewater Finance 10.25% 2/15/12         USD         80,000           84,000
 #Chesapeake Energy
    144A 6.625% 1/15/16                    USD         40,000           41,550
  CMS Energy 9.875% 10/15/07               USD         50,000           54,500
 #Dynegy Holdings
    144A 10.125% 7/15/13                   USD        140,000          156,099
  El Paso Natural Gas 7.625% 8/1/10        USD         45,000           47,705
 *El Paso Production Holding
    7.75% 6/1/13                           USD        115,000          119,888
=#Geophysique 144A 7.50% 5/15/15           USD         30,000           30,150
 #Hilcorp Energy I 144A 10.50% 9/1/10      USD         90,000           99,450
 #Inergy Finance 144A 6.875% 12/15/14      USD         50,000           47,000
  Midland Funding II 11.75% 7/23/05        USD         10,325           10,471
  Petroleum Geo-Services
    8.00% 11/5/06                          USD         11,840           12,121
    10.00% 11/5/10                         USD        109,981          122,629
 oSecunda International 11.15% 9/1/12      USD         55,000           52,250
 *Tennessee Gas Pipeline
    8.375% 6/15/32                         USD         70,000           81,510
  Whiting Petroleum 7.25% 5/1/13           USD         50,000           50,000
                                                                    ----------
                                                                     1,009,323
                                                                    ----------
Finance - 4.85%
 #America Real Estate
    144A 7.125% 2/15/13                    USD         70,000           68,950
  BF Saul REIT 7.50% 3/1/14                USD         25,000           26,000
  E Trade Financial 8.00% 6/15/11          USD        115,000          120,750
 #Farmers Exchange Capital
    144A 7.20% 7/15/48                     USD         55,000           59,067
  KFW International Finance
    1.75% 3/23/10                          JPY    105,000,000        1,030,926
  LaBranche & Company
    11.00% 5/15/12                         USD         75,000           81,000
  Oesterrichische Kontrollbank
    1.80% 3/22/10                          JPY    115,000,000        1,132,131
  Rentenbank 1.375% 4/25/13                JPY    129,000,000        1,230,542
  Tanger Properties 9.125% 2/15/08         USD         85,000           92,013
                                                                    ----------
                                                                     3,841,379
                                                                    ----------
Forest/Paper Products - 1.62%
  Abitibi-Consolidated 6.95% 12/15/06      USD         70,000           70,700
 #Boise Cascade 144A 7.125% 10/15/14       USD        100,000           95,750
  Bowater 9.50% 10/15/12                   USD        120,000          129,600
  Fort James 7.75% 11/15/23                USD        190,000          218,024
  MDP Acquisitions 9.625% 10/1/12          USD        115,000          112,988
 #NewPage 144A 10.00% 5/1/12               USD         50,000           49,125
  Norske Skog 8.625% 6/15/11               USD        105,000          107,625
 #Port Townsend Paper
    144A 12.00% 4/15/11                    USD        100,000           97,500
  Potlatch 12.50% 12/1/09                  USD         95,000          118,869
  Smurfit Capital Funding
    7.50% 11/20/25                         USD         90,000           81,450
  Stone Container 9.75% 2/1/11             USD        105,000          111,563

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                  Principal           Market
                                                 Amount(degree)    Value (U.S.$)

CORPORATE BONDS (continued)
Forest/Paper Products (continued)
  Tembec Industries 8.625% 6/30/09         USD        115,000       $   93,725
                                                                    ----------
                                                                     1,286,919
                                                                    ----------
Gaming - 0.95%
  Ameristar Casinos 10.75% 2/15/09         USD        140,000          153,650
  Boyd Gaming 9.25% 8/1/09                 USD        165,000          174,281
  Caesars Entertainment 9.375% 2/15/07     USD         35,000           37,538
  Mandalay Resort Group 10.25% 8/1/07      USD          5,000            5,513
  MGM MIRAGE 9.75% 6/1/07                  USD         55,000           59,744
  Penn National Gaming 8.875% 3/15/10      USD        185,000          199,337
  Wheeling Island Gaming
    10.125% 12/15/09                       USD        115,000          122,475
                                                                    ----------
                                                                       752,538
                                                                    ----------
Health Care - 0.57%
  NDCHealth 10.50% 12/1/12                 USD         70,000           74,725
  Universal Hospital Services
    10.125% 11/1/11                        USD         40,000           40,600
 *US Oncology 10.75% 8/15/14               USD        100,000          109,500
  Vangaurd Health 9.00% 10/1/14            USD         95,000          103,075
 #Ventas Realty 144A 7.125% 6/1/15         USD         45,000           46,125
*#Warner Chilcott 144A 8.75% 2/1/15        USD         80,000          77,600
                                                                    ----------
                                                                       451,625
                                                                    ----------
Media - 1.80%
*JAdelphia Communications
    8.125% 7/15/06                         USD        110,000           95,150
  American Media Operation
    10.25% 5/1/09                          USD         40,000           41,300
 #Charter Communications
    144A 5.875% 11/16/09                   USD         40,000           24,800
  Charter Communications Holdings
    10.75% 10/1/09                         USD        295,000          230,100
 *CSC Holdings 10.50% 5/15/16              USD        145,000          159,500
  Dex Media West 9.875% 8/15/13            USD         20,000           22,950
  Insight Midwest 10.50% 11/1/10           USD        165,000          176,550
 *Lodgenet Entertainment 9.50% 6/15/13     USD        115,000          124,200
  Mediacom Broadband 11.00% 7/15/13        USD        120,000          130,500
  Nextmedia Operating 10.75% 7/1/11        USD        125,000          136,875
  Sheridan Acquisition 10.25% 8/15/11      USD         40,000           41,200
  Warner Music Group 7.375% 4/15/14        USD        120,000          120,000
  XM Satellite Radio 12.00% 6/15/10        USD        110,000          123,475
                                                                    ----------
                                                                     1,426,600
                                                                    ----------
Metals/Mining - 0.10%
*#Novelis 144A 7.25% 2/15/15               USD         80,000           78,800
                                                                    ----------
                                                                        78,800
                                                                    ----------
Retail - 0.06%
 *Adesa 7.625% 6/15/12                     USD         50,000           50,000
                                                                    ----------
                                                                        50,000
                                                                    ----------
  Technology - 0.32%
 #Magnachip Semiconductor
    144A 8.00% 12/15/14                    USD         85,000           74,375
  Sanmina-SCI 10.375% 1/15/10              USD         70,000           77,700
 #Telcordia Technologies
    144A 10.00% 3/15/13                    USD        115,000          101,200
                                                                    ----------
                                                                       253,275
                                                                    ----------
Telecommunications - 1.47%
  Alaska Communications Systems
    Holdings 9.875% 8/15/11                USD         75,000           79,313

                                                 Principal            Market
                                               Amount(degree)      Value (U.S.$)

CORPORATE BONDS (continued)
Telecommunications (continued)
  American Cellular 10.00% 8/1/11          USD         40,000       $   39,200
  American Tower 7.125% 10/15/12           USD         10,000           10,413
 *Centennial Cellular Operating
    10.125% 6/15/13                        USD         65,000           72,881
 *Cincinnati Bell 8.375% 1/15/14           USD        130,000          129,349
 ?Inmarsat Finance 10.375% 11/15/12        USD        115,000           85,675
 iPCS 11.50% 5/1/12                        USD         40,000           44,000
 #Iwo Escrow 144A
   o6.891% 1/15/12                         USD         15,000           15,000
   ?10.75% 1/15/15                         USD         15,000            9,600
MCI
    6.908% 5/1/07                          USD         50,000           50,938
    7.688% 5/1/09                          USD        120,000          126,000
 *MetroPCS 10.75% 10/1/11                  USD         45,000           53,897
 #New Skies Satellite
    144A 9.125% 11/1/12                    USD         35,000           34,825
  PanAmSat 9.00% 8/15/14                   USD         60,000           65,550
 #Qwest 144A 7.875% 9/1/11                 USD         25,000           26,063
 #Qwest Services
    144A 13.50% 12/15/10                   USD        110,000          125,950
  Rural Cellular
    9.625% 5/15/08                         USD         50,000           46,250
    9.875% 2/1/10                          USD         20,000           19,850
*oUS LEC 11.89% 10/1/09                    USD         45,000           46,350
  US Unwired 10.00% 6/15/12                USD          5,000            5,500
 #Valor Telecom 144A 7.75% 2/15/15         USD         80,000           78,200
                                                                    ----------
                                                                     1,164,804
                                                                    ----------
Textile & Apparel - 0.14%
  Warnaco 8.875% 6/15/13                   USD        100,000          109,500
                                                                    ----------
                                                                       109,500
                                                                    ----------
Transportation - 2.49%
  Deutsche Bahn Finance
    1.65% 12/1/14                          JPY    129,000,000        1,222,559
?#H-Lines Finance Holding
    144A 11.00% 4/1/13                     USD        115,000           89,700
 #Horizon Lines 144A 9.00% 11/1/12         USD         50,000           52,813
  Kansas City Southern Railway
    9.50% 10/1/08                          USD        150,000          164,438
  OMI 7.625% 12/1/13                       USD         95,000           94,525
  Seabulk International 9.50% 8/15/13      USD        100,000          113,750
  Stena 9.625% 12/1/12                     USD        175,000          192,063
  Ultrapetrol 9.00% 11/24/14               USD         45,000           40,725
                                                                    ----------
                                                                     1,970,573
                                                                    ----------
Utilities - 1.17%
  Avista 9.75% 6/1/08                      USD        100,000          113,862
  Calpine
    8.25% 8/15/05                          USD         45,000           43,425
    10.50% 5/15/06                         USD         30,000           25,350
o#Calpine 144A 8.891% 7/15/07              USD         68,850           53,359
  Elwood Energy 8.159% 7/5/26              USD         43,841           49,649
  Midwest Generation
    8.30% 7/2/09                           USD        100,000          104,000
    8.75% 5/1/34                           USD         90,000          100,800
++Mirant Americas Generation
    7.625% 5/1/06                          USD         80,000           92,600
 #NRG Energy 144A 8.00% 12/15/13           USD         61,000           64,660
  Orion Power Holdings 12.00% 5/1/10       USD         50,000           60,000
  PSE&G Energy Holdings
    7.75% 4/16/07                          USD         50,000           51,750

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)




                                                 Principal            Market
                                               Amount(degree)      Value (U.S.$)

CORPORATE BONDS (continued)
Utilities (continued)
  Reliant Energy 9.50% 7/15/13             USD         50,000       $   54,750
 #Texas Genco 144A 6.875% 12/15/14         USD         60,000           61,950
 #USGen New England
    144A 7.459% 1/2/15                     USD         50,000           48,250
                                                                    ----------
                                                                       924,405
                                                                    ----------
TOTAL CORPORATE BONDS (cost $16,713,939)                            16,720,552
                                                                    ----------
REGIONAL AGENCY - 1.96%
Australia - 0.78%
  Queensland Treasury
    6.00% 6/14/11                          AUD        549,000          428,810
    6.00% 8/14/13                          AUD        238,000          187,509
                                                                    ----------
                                                                       616,319
                                                                    ----------
Canada - 1.18%
  Ontario Province
    1.875% 1/25/10                         JPY     73,000,000          719,492
    5.375% 12/2/12                         CAD        245,000          212,550
                                                                    ----------
                                                                       932,042
                                                                    ----------
TOTAL REGIONAL AGENCY (cost $1,534,054)                              1,548,361
                                                                    ----------
SOVEREIGN AGENCY - 3.39%
Canada - 0.55%
  Canada Housing Trust No. 1
    3.75% 3/15/10                          CAD        538,000          433,053
                                                                    ----------
                                                                       433,053
                                                                    ----------
Japan - 2.84%
  Development Bank of Japan
    1.75% 6/21/10                          JPY    105,000,000        1,027,358
  Japan Finance for Municipal
    Enterprises 1.35% 11/26/13             JPY    129,000,000        1,222,258
                                                                    ----------
                                                                     2,249,616
                                                                    ----------
TOTAL SOVEREIGN AGENCY (cost $2,756,861)                             2,682,669
                                                                    ----------
SOVEREIGN DEBT - 12.91%
Austria - 0.96%
  Republic of Austria 5.25% 1/4/11         EUR        546,000          757,965
                                                                    ----------
                                                                       757,965
                                                                    ----------
Belgium - 0.70%
  Kingdom of Belgium 5.75% 3/28/08         EUR        413,000          555,624
                                                                    ----------
                                                                       555,624
                                                                    ----------
France - 0.97%
  Government of France
    3.50% 4/25/15                          EUR        290,000          363,112
    4.00% 4/25/13                          EUR        309,000          404,594
                                                                    ----------
                                                                       767,706
                                                                    ----------
Germany - 2.96%
  Deutschland Republic
    4.50% 1/4/13                           EUR        562,000          760,476
    4.75% 7/4/08                           EUR        480,000          632,353
    5.00% 7/4/11                           EUR        404,000          557,080
    6.25% 1/4/24                           EUR        237,000          392,706
                                                                    ----------
                                                                     2,342,615
                                                                    ----------

                                                  Principal           Market
                                               Amount(degree)      Value (U.S.$)


SOVEREIGN DEBT (continued)
Italy - 0.67%
  Republic of Italy 0.65% 3/20/09          JPY     56,600,000       $  530,325
                                                                    ----------
                                                                       530,325
                                                                    ----------
Netherlands - 0.68%
  Netherlands Government
    5.75% 2/15/07                          EUR        411,000          536,572
                                                                    ----------
                                                                       536,572
                                                                    ----------
Norway - 0.26%
  Kingdom of Norway 6.00% 5/16/11          NOK      1,169,000          207,238
                                                                    ----------
                                                                       207,238
                                                                    ----------
Poland - 2.08%
  Poland Government
    6.00% 5/24/09                          PLZ      2,628,000          797,301
    6.25% 10/24/15                         PLZ      2,654,000          853,626
                                                                    ----------
                                                                     1,650,927
                                                                    ----------
Sweden - 1.58%
  Swedish Government
    5.00% 12/1/20                          SEK      5,405,000          868,220
    6.75% 5/5/14                           SEK      2,250,000          386,813
                                                                    ----------
                                                                     1,255,033
                                                                    ----------
United Kingdom - 2.05%
  U.K. Treasury
    4.00% 3/7/09                           GBP        471,950          851,239
    4.75% 6/7/10                           GBP        229,000          425,294
    4.75% 9/7/15                           GBP        186,000          350,227
                                                                    ----------
                                                                     1,626,760
                                                                    ----------
TOTAL SOVEREIGN DEBT (cost $10,264,107)                             10,230,765
                                                                    ----------
SUPRANATIONAL - 1.31%
  European Investment Bank
    4.00% 10/15/37                         EUR        339,000          420,269
  Inter-American Development Bank
    1.90% 7/8/09                           JPY     63,000,000          620,327
                                                                    ----------
TOTAL SUPRANATIONAL (cost $1,037,666)                                1,040,596
                                                                    ----------
U.S. TREASURY OBLIGATIONS - 3.51%

*^Treasury Bill 2.660% 7/7/05              USD      2,790,000        2,782,608
                                                                    ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $2,782,608)                                                  2,782,608
                                                                    ----------
                                                 Number of
                                                   Shares

CALL OPTIONS - 0.04%
European Monetary Unit Call Option
  vs Japanese Yen                                   1,547,770              248
U.S. Dollar Call Option vs
  European Monetary Unit                            1,796,300           33,725
                                                                    ----------
TOTAL CALL OPTIONS (cost $19,470)                                       33,973
                                                                    ----------
WARRANTS - 0.00%

+#Solutia 144A, exercise price $7.59,
  expiration date 7/15/09                                 130                0
                                                                    ----------
TOTAL WARRANTS (cost $11,059)                                                0
                                                                    ----------

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)




                                                 Principal           Market
                                               Amount(degree)     Value (U.S.$)

TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 131.46%
  (cost $89,926,416)                                              $104,150,810
                                                                  ------------
SECURITIES LENDING COLLATERAL** - 13.72%
Short-Term Investments
  Abbey National 3.13% 1/13/06             USD        230,763     $    230,763
  Australia New Zealand 3.08% 6/23/06      USD        311,714          311,714
  Bank of New York 3.06% 4/4/06            USD        249,371          249,371
  Bank of the West 3.06% 3/2/06            USD        311,776          311,714
  Barclays London 3.10% 7/21/05            USD        311,723          311,718
  Barclays New York 3.12% 6/1/05           USD         31,166           31,166
  Bayerische Landesbank
    3.08% 6/30/06                          USD        311,646          311,714
  Bear Stearns
    3.14% 1/17/06                          USD         62,341           62,375
    3.15% 11/30/05                         USD        311,557          311,714
  Beta Finance 3.08% 4/18/06               USD        311,740          311,683
  Citigroup Global Markets
    3.10% 6/1/05                           USD      2,497,166        2,497,166
    3.13% 6/7/05                           USD        336,651          336,651
  Credit Suisse First Boston New York
    3.07% 4/18/06                          USD        336,651          336,651
    3.10% 12/29/05                         USD         65,445           65,464
  Deutsche Bank London 3.10% 7/11/05       USD        249,374          249,371
  Goldman Sachs 3.20% 5/31/06              USD        342,851          342,885
  Lehman Holdings 3.14% 12/23/05           USD        311,768          311,995
  Marshall & Ilsley Bank 3.05% 12/29/05    USD        311,738          311,728
  Merrill Lynch Mortgage Capital
    3.16% 7/12/05                          USD        311,714          311,714
  Morgan Stanley
    3.21% 6/30/06                          USD         62,282           62,343
    3.24% 5/31/06                          USD         31,153           31,171
  National City Bank Cleveland
    3.06% 1/23/06                          USD        355,398          355,373
  Pfizer 3.05% 6/30/06                     USD        299,245          299,245
  Proctor & Gamble 2.93% 6/30/06           USD        311,714          311,714
  Royal Bank of Canada 3.05% 6/27/05       USD        311,706          311,706
  Royal Bank of Scotland 3.06% 6/30/06     USD        311,680          311,714
  Sigma Finance 3.06% 9/30/05              USD        293,014          292,981
  Societe Generale New York
    3.06% 6/14/05                          USD        281,566          281,554
  Sun Trust Bank 3.08% 8/5/05              USD        155,848          155,848
  Wal Mart Stores 3.03% 6/21/05            USD        372,740          372,118
  Washington Mutual Bank 3.10% 7/8/05      USD        311,708          311,714
  Wells Fargo 3.06% 6/30/06                USD        311,714          311,714
  Wilmington Trust Company
    2.96% 6/3/05                           USD        249,459          249,458
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $10,866,210)                                                10,866,210
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 145.18%
  (cost $100,792,626)                                            $115,017,020(C)
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (13.72%)**                                 (10,866,210)
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.09%                                            73,050
BORROWING UNDER LINE OF CREDIT - (31.55%)                          (25,000,000)
                                                                 -------------
NET ASSETS APPLICABLE TO 5,985,582 SHARES OUTSTANDING;
  EQUIVALENT TO $13.24 PER SHARE - 100.00%                         $79,223,860
                                                                 -------------

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Common stock, $0.01 par value, 500,000,000
  shares authorized to the Fund                                  $  64,775,210
Accumulated net realized gain on investments                           200,010
Net unrealized appreciation of investments
  and foreign currencies                                            14,248,640
                                                                 -------------
Total net assets                                                 $  79,223,860
                                                                 -------------

 ?Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 10 in "Notes to Financial Statements."

 +Non-income producing security for the period ended May 31, 2005.

++Non-income producing security. Security is currently in default.

 JSecurity is currently in default. The issue has missed the maturity date.
  Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimated of when the proceedings will be finalized.

 ^U.S. Treasury bills are traded on a discount basis; the interest rate shown is the yield at the time of purchase.

 oVariable rate notes. The interest rate shown is the rate as of May 31, 2005.

 *Fully or partially on loan.

**See Note 8 in "Notes to Financial Statements."

(C)Includes $10,460,644 of securities loaned.

 vSecurities have been classified by type of business. Classification by country of origin has been presented in Note 9 in "Notes to Financial Statements."

 =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements." At May 31, 2005, one security was fair valued which represented 0.04% of the Fund's net assets.

(degree)Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Kroner
USD - U.S. Dollar

SUMMARY OF ABBREVIATIONS
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

STATEMENT             DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)


FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
The following forward foreign currency exchange contracts were outstanding at May 31, 2005:

                                                                                     Unrealized
Contracts to Receive (Deliver)            In Exchange For      Settlement Date      Appreciation
------------------------------            ---------------      ---------------      ------------
589,367 European Monetary Units            US $ (725,326)         6/28/05             $   597
(5,095,940) Polish Zloty                   US $1,537,108          6/28/05              36,451
                                                                                      -------
                                                                                      $37,048
                                                                                      =======

(1) See Note 7 in "Notes to Financial Statements."

See accompanying notes

STATEMENT                                                    DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF OPERATIONS                                              Six Months Ended May 31, 2005 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                                         $1,353,236
  Interest                                                                             880,321
  Securities lending income                                                             22,404
  Foreign tax withheld                                                                 (56,803)             $ 2,199,158
                                                                                    ----------              -----------

EXPENSES:
  Management fees                                                                      370,757
  Accounting and administration expenses                                                50,000
  Legal and professional fees                                                           42,460
  Reports to shareholders                                                               30,551
  Custodian fees                                                                        14,958
  Transfer agent fees                                                                   13,200
  NYSE fees                                                                             12,498
  Taxes (other than taxes on income)                                                     8,540
  Pricing fees                                                                           7,442
  Directors' fees                                                                        1,769
  Registration fees                                                                        188
  Other                                                                                  2,292
                                                                                    ----------
  Total operating expenses (before interest expense)                                                            554,655
  Interest expense                                                                                              393,409
                                                                                                            -----------
  Total operating expenses (after interest expense)                                                             948,064
                                                                                                            -----------
NET INVESTMENT INCOME                                                                                         1,251,094
                                                                                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain on:
   Investments                                                                                                2,817,198
   Options Written                                                                                                9,419
   Foreign currencies                                                                                           527,272
                                                                                                            -----------
  Net realized gain                                                                                           3,353,889
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                   (3,829,230)
                                                                                                            -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES                                         (475,341)
                                                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $   775,753
                                                                                                            ===========

See accompanying notes

STATEMENTS                                                   DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF CHANGES IN NET ASSETS



                                                                                              Six Months
                                                                                                 Ended          Year
                                                                                                5/31/05        Ended
                                                                                              (Unaudited)    11/30/04
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                       $ 1,251,094   $ 2,492,195
  Net realized gain on investments and foreign currencies                                       3,353,889     5,658,703
  Net change in unrealized appreciation/depreciation of investments and foreign currencies:    (3,829,230)    7,225,053
                                                                                              -----------   -----------
  Net increase in net assets resulting from operations                                            775,753    15,375,951
                                                                                              -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (SEE NOTE 4):
  Net investment income                                                                        (1,904,292)   (4,880,207)
  Net realized gains                                                                                   --      (867,345)
  Return of capital                                                                              (968,909)           --
                                                                                              -----------   -----------
                                                                                               (2,873,201)   (5,747,552)
                                                                                              -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                          (2,097,448)    9,628,399

NET ASSETS:
  Beginning of period                                                                          81,321,308    71,692,909
                                                                                              -----------   -----------
  End of period (there was no undistributed net investment income at either period end)       $79,223,860   $81,321,308
                                                                                              ===========   ===========

See accompanying notes

STATEMENT                                                           DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  OF CASH FLOWS                                                     Six Months Ended May 31, 2005 (Unaudited)


NET CASH (INCLUDING FOREIGN CURRENCY) PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                                                               $   775,753
                                                                                                                   -----------

Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
  Amortization of premium and discount on investments                                                                   27,088
  Net proceeds from investment transactions                                                                            940,930
  Net realized gain on investment transactions                                                                      (2,826,617)
  Net realized gain on foreign currencies                                                                             (527,272)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                           3,829,230
  Decrease in receivable for investments sold                                                                          833,733
  Decrease in interest and dividends receivable                                                                        104,049
  Decrease in payable for investments purchased                                                                       (786,299)
  Increase in interest payable                                                                                          28,680
  Increase in accrued expenses and other liabilities                                                                    14,149
                                                                                                                   -----------
 Total adjustments                                                                                                   1,637,671
                                                                                                                   -----------
Net cash provided by operating activities                                                                            2,413,424
                                                                                                                   -----------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
 Increase in principal on line of credit                                                                                    --
 Cash dividends and distributions paid                                                                              (2,873,201)
                                                                                                                   -----------
Net cash used for financing activities                                                                              (2,873,201)
                                                                                                                   -----------
Effect of exchange rates on cash                                                                                      (140,846)
                                                                                                                   -----------
Net decrease in cash                                                                                                  (600,623)
Cash at beginning of period                                                                                            178,201
                                                                                                                   -----------
Cash (overdraft) at end of period                                                                                  $  (422,422)
                                                                                                                   ===========

Cash paid for interest                                                                                             $   364,729
                                                                                                                   ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.

                                                                Six Months                           Year
                                                                  Ended                              Ended
                                                                5/31/05(5)   11/30/04    11/30/03  11/30/02(3) 11/30/01  11/30/00
                                                               (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                             $13.590     $11.980     $ 9.940     $11.170   $11.770    $13.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(4)                                           0.229       0.416       0.554       0.499     0.620      0.700
Net realized and unrealized gain (loss) on investments
 and foreign currencies                                           (0.099)      2.154       2.570      (0.260)    0.280     (1.350)
                                                                 -------     -------     -------     -------   -------   --------
Total from investment operations                                   0.130       2.570       3.124       0.239     0.900    (0.650)
                                                                 -------     -------     -------     -------   -------   --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                             (0.318)     (0.815)     (0.918)     (0.365)   (0.195)    (0.530)
Net realized gain on investments                                      --      (0.145)         --          --    (0.084)    (0.470)
Return of capital                                                 (0.162)(6)      --      (0.166)     (1.104)   (1.221)    (0.500)
                                                                 -------     -------     -------     -------   -------   --------
Total dividends and distributions                                 (0.480)     (0.960)     (1.084)     (1.469)   (1.500)    (1.500)
                                                                 -------     -------     -------     -------   -------   --------

NET ASSET VALUE, END OF PERIOD                                   $13.240     $13.590     $11.980      $9.940   $11.170    $11.770
                                                                 =======     =======     =======     =======   =======   ========

MARKET VALUE, END OF PERIOD                                      $12.790     $12.300     $11.900     $10.400   $12.400    $10.380
                                                                 =======     =======     =======     =======   =======   ========

TOTAL RETURN BASED ON:(1)
Market value                                                       7.99%      12.01%      25.92%      (5.49%)   34.52%      0.29%
Net asset value                                                    1.18%      22.92%      32.63%       0.28%     6.91%     (4.04%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $79,224     $81,321     $71,693     $59,523   $66,870    $70,420
Ratio of expenses to average net assets                            2.34%       1.92%       2.04%       2.26%     3.31%      3.45%
Ratio of expenses to adjusted average net assets
 (before interest expense)(2)                                      1.05%       0.98%       1.08%       1.06%     1.10%      1.04%
Ratio of interest expense to adjusted average net assets(2)        0.74%       0.46%       0.46%       0.64%     1.35%      1.62%
Ratio of net investment income to average net assets               3.08%       3.31%       5.14%       4.69%     5.18%      5.34%
Ratio of net investment income to adjusted average
 net assets(2)                                                     2.36%       2.48%       3.88%       3.53%     3.84%      4.11%
Portfolio turnover                                                   96%         78%         99%         69%       47%        43%

LEVERAGE ANALYSIS:
Debt outstanding at end of period at par (000 omitted)           $25,000     $25,000     $21,000     $21,000   $25,000    $25,000
Average daily balance of debt outstanding (000 omitted)          $25,000     $24,410     $21,000     $21,603   $25,000    $25,000
Average daily balance of shares outstanding (000 omitted)          5,986       5,986       5,986       5,986     5,986      6,389
Average debt per share                                             $4.18       $4.08       $3.51       $3.61     $4.18      $3.91
Asset coverage per $1,000 of debt outstanding at end
 of period                                                        $4,169      $4,253      $4,414      $3,834    $3,675     $3,817

(1) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(2) Adjusted average net assets excludes debt outstanding.

(3) As required, effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain (loss) per share of $0.024, a decrease in the ratio of net investment income to average net assets of 0.23%, and a decrease in the ratio of net investment income to adjusted net assets of 0.17%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(4) The average shares outstanding method has been applied for per share information.

(5) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(6) The amount is an estimated return of capital. The actual determination of the return of capital, if any, can be made only at fiscal year end. For more information on dividends and distributions, see Note 4 in "Notes to Financial Statements."

See accompanying notes

                      DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
NOTES                 May 31, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS

Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Premiums and discounts on non-convertible securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2005.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70%, which is calculated daily based on the adjusted average weekly net assets. Adjusted average weekly net assets does not include the line of credit liability.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.05% of the Fund's adjusted average weekly net assets, subject to an annual minimum of $100,000. Effective June 1, 2005, the Fund will pay DSC a monthly fee computed at the annual rate of 0.04% of the Fund's adjusted average weekly net assets, without an annual minimum.

At May 31, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                                $60,778
Accounting and administration fees
 and other expenses payable to DSC                                       30,863
Other expenses payable to DMC and affiliates*                            75,040

*DMC, as part of its administration services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors fees.

NOTES                 DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)



2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2005, the Fund was charged $2,203 for internal legal services provided by DMC.

Certain officers of DMC and DSC are officers and/or directors the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2005, D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi and Robert A. Vogel, Jr. (the "New Equity Team") were appointed co-portfolio managers of the Fund. The New Equity Team replaced Nancy
M. Crouse, and will work with Damon Andres with respect to managing the equity portion of the Fund. The members of the New Team will work with Damon Andres, Philip R. Perkins and Timothy L. Rabe in making day-to-day decisions for the Fund.

On June 21, 2005, Zoe Neale and Edward A. Gray (the "New International Team") were appointed as co-portfolio managers of the Fund. The New International Team replaced Damon Andres in managing the international equity portion of the Fund. The New International Team will work with Mr. Andres, Mr. Irving, Mr. Lombardi, Mr. Nutt, Mr. Perkins, Mr. Rabe and Mr. Vogel in making day-to-day decisions for the Fund.

3. INVESTMENTS
For the six months ended May 31, 2005, the Fund made purchases of $50,103,057 and sales of $49,158,718 of long-term investment securities other than long-term U.S. government securities. For six months ended May 31, 2005, the Fund made purchases of $26,798,356 and sales of $28,829,357 of long-term U.S. government securities.

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments was $100,877,651. At May 31, 2005, the net unrealized appreciation was $14,139,369 of which $16,132,459 related to unrealized appreciation of investments and $1,993,090 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities and gains (losses) on foreign currency transaction are treated as ordinary income for federal income tax purposes. The distributions made by the Fund during the fiscal year ended November 30, 2004 were in excess of the net investment income earned by the Fund for financial reporting purposes. This was offset by realized gains and therefore, there was not a return of capital for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and the year ended November 30, 2004 was as follows:

                                                        Six Months     Year
                                                           Ended       Ended
                                                         5/31/05*    11/30/04
 Ordinary income                                        $1,904,292  $5,747,552
 Return of capital                                         968,909          --

*Tax information for the six months ended May 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:

 Shares of beneficial interest                                    $64,775,210
 Undistributed long-term capital gains                                322,083
 Unrealized appreciation of investments
   and foreign currencies                                          14,126,567
                                                                  -----------
 Net assets                                                       $79,223,860
                                                                  ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended May 31, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions and market discounts and premiums on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income                              $1,585,059
  Accumulated realized gain (loss)                                   (648,035)
  Paid-in capital                                                    (937,024)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2004 will expire as follows: $1,675,876 expires in 2010 and $721,813 expires in 2011.

For the six months ended May 31, 2005, the Fund had capital gains of $2,719,772, which may be offset by the capital loss carryforwards.

5. CAPITAL STOCK
The Fund did not repurchase any shares under the Share Repurchase Program or have any transactions in common shares during the six months ended May 31, 2005.

Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

On May 19, 2005, the Fund's Board of Directors approved a tender offer for shares of the Fund's common stock. The tender offer authorized the Fund to purchase up to 10% of its issued and outstanding shares at a price equal to the Fund's net asset value at 4:00 p.m. New York City time on July 1, 2005, the first business day following expiration of the offer. The tender offer commenced on June 3, 2005 and expired on June 30, 2005. In connection with the tender offer, the Fund purchased 521,836 shares of capital stock at a total cost of $7,018,699.

6. LINE OF CREDIT
The Fund has entered into a Line of Credit Agreement with J.P. Morgan Chase for $25,000,000 that expires on July 19, 2005. At May 31, 2005, the par value of loans outstanding was $25,000,000 at a variable interest rate of 3.64%. During the six months ended May 31, 2005, the average daily balance of loans outstanding was $25,000,000 at a weighted average interest rate of approximately 3.11%. The maximum amount of loans outstanding at any time during the period was $25,000,000. Effective June 24, 2005, the Fund reduced the amount of loans outstanding to $23 million in conjunction with the tender offer. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.15% per annum on the unused balance. There were no fees charges for the six months ended May 31, 2005. The loan is collateralized by the Fund's portfolio.

NOTES                 DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
 TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2005, the market value of securities on loan was $10,460,644 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. GEOGRAPHIC DISCLOSURE
As of May 31, 2005, the Fund's geographic diversification (based on the issuer of each security's domicile) of its investments portfolio before security lending collateral was as follows:

                                                                Percentage
Country                              Market Value             of Net Assets
--------                             ------------             -------------
United States                         $60,395,881                 76.24%
United Kingdom                          8,804,053                 11.11%
Germany                                 5,427,972                  6.85%
Australia                               3,778,701                  4.77%
Netherlands                             3,352,575                  4.23%
Japan                                   3,219,605                  4.06%
France                                  2,896,032                  3.66%
Spain                                   1,968,429                  2.48%
Austria                                 1,890,096                  2.39%
Canada                                  1,768,195                  2.23%
Belgium                                 1,660,942                  2.10%
Poland                                  1,650,927                  2.08%
Sweden                                  1,447,096                  1.83%
Italy                                   1,103,741                  1.39%
Supranational                           1,040,596                  1.31%
Hong Kong                                 802,136                  1.01%
New Zealand                               792,620                  1.00%
South Africa                              466,383                  0.59%
Norway                                    368,885                  0.47%
Singapore                                 341,913                  0.43%
Finland                                   268,394                  0.34%
Ireland                                   194,438                  0.25%
Luxembourg                                128,750                  0.16%
Marshall Island                            94,525                  0.12%
Liberia                                    88,825                  0.11%
Cayman Islands                             84,000                  0.11%
Korea                                      74,375                  0.09%
Bahamas                                    40,725                  0.05%
                                     -------------               -------
Total                                $104,150,810                131.46%
                                     ============                =======

Like any investment in securities, the value of the Fund may be subject to risk or loss from market, currency, economic and political factors, which occur in the countries where the Fund is invested.

NOTES                 DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
 TO FINANCIAL STATEMENTS (CONTINUED)

10. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At May 31, 2005, 144A securities represented approximately 6.70% of total assets. None of these securities have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Directors has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended May 31, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

11. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                 DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
  FUND INFORMATION

BOARD CONSIDERATION OF DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC. INVESTMENT ADVISORY AGREEMENT
At a meeting held on May 18-19, 2005 (the "Annual Meeting"), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment adviser. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments(R)") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also requested and received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager's profitability organized by client type, including the Fund; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit the adviser's ability to fully invest in accordance with the Fund's policies.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Jude Driscoll, Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment adviser, was present to respond to questions raised by Lipper and the independent Directors. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the advisory fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment adviser during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Fund. The Board was pleased by DMC's investment performance, noting Barron's ranking of the Delaware Investments Family of Funds in the top quartile of mutual fund families for 2002 -- 2004. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the highest performance is ranked first, and a fund with the lowest is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended February 28, 2005. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for this Fund consisted of the Fund and all leveraged closed-end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three, five and 10 year periods was in the first quartile of such Performance Universe. The Board was satisfied with such performance.

OTHER                 DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
 FUND INFORMATION (CONTINUED)

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments(R) Family of Funds, Delaware Investments' institutional separate account business and other lines of business at Delaware Investments. The Board stated its belief that, given the differing level of service provided to Delaware Investments' various clients and other factors that related to the establishment of fee levels, variations in the levels of fees and expenses were justified. The Board placed significant emphasis on the comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similar leveraged closed-end funds as selected by Lipper (the "Expense Group") and among the other Delaware Investments funds. In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following summarizes the expense results for the Fund and the Board's view of such expenses.

Such expense comparisons for the Fund showed that both its management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The board noted that, while performance had been strong, the Fund's total expenses somewhat exceeded the Board's stated objective. However, the Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective, including a reduction in fees under the Fund's Administration and Accounting agreement.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. At the Board's request, management also provided information relating to Delaware Investments' profitability by client type. The information provided set forth the revenue, expenses and pre-tax income/loss attributable to the Delaware Investments Family of Funds, Delaware Investments' separate account business and other lines of business at Delaware Investments. Emphasis was given to the level and type of service provided to the various clients. The Board was satisfied with the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds.

ECONOMIES OF SCALE. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of such economies of scale on to shareholders was not likely to provide the intended effect.

Delaware                                    DGF
Investments(R)                              Listed
-----------------------------------         NYSE
a member of Lincoln Financial Group         THE NEW YORK STOCK EXCHANGE


This semiannual report is for the information of Delaware Investments Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23 (c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

BOARD OF DIRECTORS                        AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                          MICHAEL P. BISHOF                           INVESTMENT MANAGER
Chairman                                  Senior Vice President and                   Delaware Management Company,
Delaware Investments Family of Funds      Chief Financial Officer                     a Series of Delaware Management Business Trust
Philadelphia, PA                          Delaware Investments Family of Funds        Philadelphia, PA
                                          Philadelphia, PA
THOMAS L. BENNETT+                                                                    PRINCIPAL OFFICE OF THE FUND
Private Investor                          RICHELLE S. MAESTRO                         2005 Market Street
Rosemont, PA                              Executive Vice President,                   Philadelphia, PA 19103
                                          Chief Legal Officer and Secretary
JOHN A. FRY                               Delaware Investments Family of Funds        INDEPENDENT REGISTERED PUBLIC
President                                 Philadelphia, PA                            ACCOUNTING FIRM
Franklin & Marshall College                                                           Ernst & Young LLP
Lancaster, PA                             JOHN J. O'CONNOR                            2001 Market Street
                                          Senior Vice President and Treasurer         Philadelphia, PA 19103
ANTHONY D. KNERR                          Delaware Investments Family of Funds
Managing Director                         Philadelphia, PA                            REGISTRANT AND STOCK TRANSFER AGENT
Anthony Knerr & Associates                                                            Mellon Investor Services, LLC
New York, NY                                                                          Overpeck Centre
                                                                                      85 Challenger Road
LUCINDA S. LANDRETH                                                                   Ridgefield, NJ 07660
Former Chief Investment Officer                                                       800 851-9677
Assurant, Inc.
Philadelphia, PA                                                                      FOR SECURITIES DEALERS AND FINANCIAL
                                                                                      INSTITUTIONS REPRESENTATIVES ONLY
ANN R. LEVEN                                                                          800 362-7500
Former Treasurer/Chief Fiscal Officer
National Gallery of Art                                                               WEB SITE
Washington, DC                                                                        www.delawareinvestments.com

THOMAS F. MADISON+
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS+
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER+
Founder
Investor Analytics
Scottsdale, AZ


+ Audit Committee Member
(9489)
SA-DGF [5/05] IVES 7/05

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YOUR REINVESTMENT OPTIONS
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact the broker/dealer holding the shares or your financial advisor.
--------------------------------------------------------------------------------


Printed in the USA
J05-06-090 PO10230

Item 2. Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

         Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.

     /s/ Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer

Date:    July 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     /s/ Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer

Date:    July 22, 2005

     /s/ Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer

Date:    July 22, 2005